Equity And Cash Incentive Program - Summary of Outstanding and Exercisable SARs (Detail) - Stock Appreciation Rights [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	387,071	454,683
Weighted Average Remaining Life in Years	6 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 13,089
Number of Shares, Exercisable	157,078
Weighted Average Exercise Price	$ 64.3
Weighted Average Remaining Life in Years	4 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable	$ 5,763
Range of Exercise Price $25.96 - $37.79 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	23,816
Weighted Average Exercise Price	$ 37.79
Weighted Average Remaining Life in Years	2 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	$ 1,505
Number of Shares, Exercisable	23,816
Weighted Average Exercise Price	$ 37.79
Weighted Average Remaining Life in Years	2 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable	$ 1,505
Range of Exercise Price $40.54 - $58.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	125,469
Weighted Average Exercise Price	$ 57.52
Weighted Average Remaining Life in Years	6 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 5,454
Number of Shares, Exercisable	38,309
Weighted Average Exercise Price	$ 58.14
Weighted Average Remaining Life in Years	3 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable	$ 1,642
Range of Exercise Price $63.33 - $82.51 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	237,786
Weighted Average Exercise Price	$ 75.21
Weighted Average Remaining Life in Years	7 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 6,130
Number of Shares, Exercisable	94,953
Weighted Average Exercise Price	$ 73.44
Weighted Average Remaining Life in Years	5 years 8 months 12 days
Aggregate Intrinsic Value, Exercisable	$ 2,616